UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:

 /s/ Martin Kalish             Plymouth, Minnesota            July 28, 2011
------------------            --------------------           ----------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $1,944,329
                                         (thousands)





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number        Name
---      --------------------        ------------------------------------------
1.            028-12029              Waterstone Market Neutral Master Fund, Ltd.

2.            028-13704              Waterstone Market Neutral MAC 51 Ltd.

3.            028-14301              Waterstone Offshore ER Fund, Ltd.

4.            028-14300              Watersone MF Fund, Ltd.





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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (X1000)    PRN AMT    PRN CALL  DISCRETION MANAGERS  SOLE     SHARED NONE
ADVANCED MICRO DEVICES INC    NOTE  6.000% 5/0  007903AL1   54,596   53,639,000  PRN        DEFINED   1,2,3,4   53,639,000
ADVANCED MICRO DEVICES INC    NOTE  5.750% 8/1  007903AN7   26,800   26,000,000  PRN        DEFINED   1,2,3,4   26,000,000
AIR LEASE CORP                CL A              00912X302    4,503      185,371  SH         DEFINED   1,2,3,4      185,371
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113   34,447      660,500  SH         DEFINED   1,2,3,4      660,500
BARRETT BILL CORP             NOTE  5.000% 3/1  06846NAA2   10,988   10,652,000  PRN        DEFINED   1,2,3,4   10,652,000
BOYD GAMING CORP              COM               103304101    3,045      350,000  SH         DEFINED   1,2,3,4      350,000
CABOT OIL & GAS CORP          COM               127097103    4,973       75,000  SH         DEFINED   1,2,3,4       75,000
CAPITALSOURCE INC             SDCV  4.000% 7/1  14055XAE2   26,263   26,250,000  PRN        DEFINED   1,2,3,4   26,250,000
CEPHALON INC                  NOTE  2.000% 6/0  156708AP4   71,941   41,500,000  PRN        DEFINED   1,2,3,4   41,500,000
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1  165167CA3  125,206  118,471,000  PRN        DEFINED   1,2,3,4  118,471,000
DELTA PETE CORP               NOTE  3.750% 5/0  247907AD0   15,284   17,246,000  PRN        DEFINED   1,2,3,4   17,246,000
DEVELOPERS DIVERSIFIED RLTY   NOTE  3.500% 8/1  251591AQ6    3,518    3,500,000  PRN        DEFINED   1,2,3,4    3,500,000
DEVON ENERGY CORP NEW         COM               25179M103   51,900      658,550  SH         DEFINED   1,2,3,4      658,550
DORAL FINL CORP               COM NEW           25811P886    7,207    3,676,943  SH         DEFINED   1,2,3,4    3,676,943
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140   10,022      301,695  PRN        DEFINED   1,2,3,4      301,695
ERP OPER LTD PARTNERSHIP      NOTE  3.850% 8/1  26884AAV5   19,830   19,250,000  PRN        DEFINED   1,2,3,4   19,250,000
EVERGREEN SOLAR INC           NOTE 13.000% 4/1  30033RAE8    7,897   18,500,000  PRN        DEFINED   1,2,3,4   18,500,000
EXTERRAN HLDGS INC            NOTE  4.250% 6/1  30225XAA1   56,720   50,880,000  PRN        DEFINED   1,2,3,4   50,880,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   43,029      813,400       CALL  DEFINED   1,2,3,4      813,400
GAP INC DEL                   COM               364760108    4,525      250,000       PUT   DEFINED   1,2,3,4      250,000
GENERAL MTRS CO               COM               37045V100      932       30,710  SH         DEFINED   1,2,3,4       30,710
GENERAL MTRS CO               *W EXP 07/10/201  37045V118    4,516      211,099  PRN        DEFINED   1,2,3,4      211,099
GENERAL MTRS CO               *W EXP 07/10/201  37045V126    3,523      221,099  PRN        DEFINED   1,2,3,4      221,099
GENWORTH FINL INC             COM CL A          37247D106    2,611      254,000  SH         DEFINED   1,2,3,4      254,000
GENWORTH FINL INC             COM CL A          37247D106   12,079    1,175,000       PUT   DEFINED   1,2,3,4    1,175,000
GOLDMAN SACHS GROUP INC       COM               38141G104   28,614      215,000  SH         DEFINED   1,2,3,4      215,000
HOLOGIC INC                   FRNT  2.000%12/1  436440AA9  104,726  108,590,000  PRN        DEFINED   1,2,3,4  108,590,000
JONES GROUP INC               COM               48020T101    2,170      200,000  SH         DEFINED   1,2,3,4      200,000
LAWSON SOFTWARE INC NEW       COM               52078P102   14,427    1,285,822  SH         DEFINED   1,2,3,4    1,285,822
LINCARE HLDGS INC             NOTE  2.750%11/0  532791AF7   40,409   34,300,000  PRN        DEFINED   1,2,3,4   34,300,000
METLIFE INC                   COM               59156R108   63,458    1,446,500  SH         DEFINED   1,2,3,4    1,446,500
MF GLOBAL HLDGS LTD           NOTE  1.875% 2/0  55277JAA6   30,660   31,000,000  PRN        DEFINED   1,2,3,4   31,000,000
MGM RESORTS INTERNATIONAL     COM               552953101    3,991      302,100  SH         DEFINED   1,2,3,4      302,100
MGM RESORTS INTERNATIONAL     COM               552953101    2,642      200,000       CALL  DEFINED   1,2,3,4      200,000
MGM RESORTS INTERNATIONAL     COM               552953101   11,166      845,300       PUT   DEFINED   1,2,3,4      845,300
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1  595017AB0  107,443   78,698,000  PRN        DEFINED   1,2,3,4   78,698,000
MOSAIC CO NEW                 COM               61945C103    2,025       29,900  SH         DEFINED   1,2,3,4       29,900
MOSAIC CO NEW                 COM               61945C103   10,160      150,000       CALL  DEFINED   1,2,3,4      150,000
MOSAIC CO NEW                 COM               61945C103   10,160      150,000       PUT   DEFINED   1,2,3,4      150,000
MYLAN INC                     COM               628530107   32,288    1,308,776  SH         DEFINED   1,2,3,4    1,308,776
NATIONAL OILWELL VARCO INC    COM               637071101   19,860      253,929  SH         DEFINED   1,2,3,4      253,929
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0  200,681  118,161,000  PRN        DEFINED   1,2,3,4  118,161,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307   48,235    1,008,150  PRN        DEFINED   1,2,3,4    1,008,150
NXP SEMICONDUCTORS N V        COM               N6596X109    4,678      175,000  SH         DEFINED   1,2,3,4      175,000
OLD REP INTL CORP             COM               680223104    8,232      700,600  SH         DEFINED   1,2,3,4      700,600
PARKER DRILLING CO            NOTE  2.125% 7/1  701081AR2   16,380   16,474,000  PRN        DEFINED   1,2,3,4   16,474,000
PATRIOT COAL CORP             COM               70336T104    1,670       75,000  SH         DEFINED   1,2,3,4       75,000
PILGRIMS PRIDE CORP NEW       COM               72147K108    2,164      400,000       PUT   DEFINED   1,2,3,4      400,000
PLAINS EXPL& PRODTN CO        COM               726505100    8,577      225,000  SH         DEFINED   1,2,3,4      225,000
SANOFI                        RIGHT 12/31/2020  80105N113    1,326      550,000  PRN        DEFINED   1,2,3,4      550,000
SEMGROUP CORP                 CL A              81663A105    8,605      335,219  PRN        DEFINED   1,2,3,4      335,219
SESI L L C                    FRNT  1.500%12/1  78412FAH7   21,174   20,839,000  PRN        DEFINED   1,2,3,4   20,839,000
SPANSION INC                  COM CL A NEW      84649R200    2,270      117,794  SH         DEFINED   1,2,3,4      117,794
STATE BK FINL CORP            COM               856190103   34,377    2,100,000  SH         DEFINED   1,2,3,4    2,100,000
STONE ENERGY CORP             COM               861642106    3,425      112,700  SH         DEFINED   1,2,3,4      112,700
SUPERVALU INC                 COM               868536103    2,442      259,486  SH         DEFINED   1,2,3,4      259,486
SUPERVALU INC                 COM               868536103    7,058      750,000       PUT   DEFINED   1,2,3,4      750,000
SWIFT ENERGY CO               COM               870738101    1,864       50,000  SH         DEFINED   1,2,3,4       50,000
TECH DATA CORP                COM               878237106    2,542       52,000  SH         DEFINED   1,2,3,4       52,000
TRANSOCEAN INC                NOTE  1.500%12/1  893830AW9   80,103   81,400,000  PRN        DEFINED   1,2,3,4   81,400,000
U S G CORP                    COM NEW           903293405      592       41,300  SH         DEFINED   1,2,3,4       41,300
U S G CORP                    COM NEW           903293405   17,383    1,212,200       PUT   DEFINED   1,2,3,4    1,212,200
VENOCO INC                    COM               92275P307    2,230      175,000  SH         DEFINED   1,2,3,4      175,000
VERISIGN INC                  SDCV  3.250% 8/1  92343EAD4  164,674  142,628,000  PRN        DEFINED   1,2,3,4  142,628,000
VIRGIN MEDIA INC              NOTE  6.500%11/1  92769LAB7   92,954   51,980,000  PRN        DEFINED   1,2,3,4   51,980,000
VISTEON CORP                  COM NEW           92839U206   10,634      155,438  SH         DEFINED   1,2,3,4      155,438
WINDSTREAM CORP               COM               97381W104    1,722      132,900       CALL  DEFINED   1,2,3,4      132,900
XILINX INC                    SDCV  3.125% 3/1  983919AD3   84,081   66,306,000  PRN        DEFINED   1,2,3,4   66,306,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115   23,702    3,432,531  PRN        DEFINED   1,2,3,4    3,432,531

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